October 31, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                  Re: Form N-14 for Hartford HLS Series Fund II, Inc., on behalf of Hartford Capital Opportunities HLS Fund FILE NOS. 033-03920, 811-04615

Dear Ladies and Gentlemen:

         Attached for filing via EDGAR is a registration statement on Form N-14 under the Securities Act of 1933 for Hartford HLS Series Fund II, Inc. (the "Company"). This Form N-14 is being filed in connection with a reorganization in which Hartford Blue Chip Stock HLS Fund, a series of the Company, will acquire all of the assets of Hartford Capital Opportunities HLS Fund, also a series of the Company, in exchange for shares of Hartford Blue Chip Stock HLS Fund and the assumption by Hartford Blue Chip Stock HLS Fund of the liabilities of Hartford Capital Opportunities HLS Fund.

         No fees are required in connection with this filing. Please call the undersigned at 949.442.6006 with any questions regarding the attached.

                                                              Sincerely,



                                                              /s/ Alison C. Ryan

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